DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Forward contracts, amount of currency for purchase		$ 345,000,000		$ 110,000,000
Derivative liabilities	$ 738		$ 85
Bottom of range [member]
Prices specified in forward agreements to purchase financial assets for cash		20.35
Top of range [member]
Prices specified in forward agreements to purchase financial assets for cash		$ 21.17